Nature of Operations and Basis of Presentation - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | Segment	1
Accumulated deficit | $	$ 215,100,000	$ 123,500,000	$ 55,609,475